Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan has evaluated, for consideration of recognition or disclosure, subsequent events, and has determined that no significant events have occurred after December 31, 2025, but prior to issuance of these financial statements.